Advances from Customers (Details) - Schedule of Advances from Customers - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Advances from Customers (Details) - Schedule of Advances from Customers [Line Items]
Advance from customers total	$ 1,532,624	$ 2,123,540
Senior care services [Member]
Advances from Customers (Details) - Schedule of Advances from Customers [Line Items]
Advance from customers total	1,165,184	1,805,609
Housekeeping services [Member]
Advances from Customers (Details) - Schedule of Advances from Customers [Line Items]
Advance from customers total	$ 367,440	$ 317,931